Segment information	12 Months Ended
Dec. 31, 2019
Disclosure Of Operating Segments [Abstract]
Segment Information
6.	Segment information

The Company’s reportable segments are based on geographic location and nature of the underlying operations. The Cannabis segment is located in Canada and the Ornamental Flowers segment is located in the United Kingdom. Cannabis operations includes legal cultivation and distribution of cannabis products under federally regulated licenses issued by Health Canada. The ornamental flower business represents the legacy operations of Bridge Farm that were included in the acquisition and capital expansion activities. The Corporate segment includes all corporate activities and items not allocated to reportable operating segments. For the ten months ended December 31, 2018, there was only one reportable segment. The Ornamental Flower segment arose from the acquisition of Bridge Farm during the year ended December 31, 2019 (note 5a).

As at December 31, 2019	Cannabis	Ornamental Flowers	Corporate	Total

Total assets	375,849	134,187	—	510,036
Total liabilities	227,024	61,814	—	288,838
Capital expenditures	110,271	27,864	—	138,135

Year ended December 31, 2019

Net revenue	63,562	12,298	—	75,860
Cost of sales	46,721	9,426	—	56,147
Gross margin before fair value adjustments	16,841	2,872	—	19,713
Change in fair value of biological assets	30,340	386	—	30,726
Change in fair value of biological assets realized through inventory sold	(10,685)	—	—	(10,685)
Gross margin	36,496	3,258	—	39,754

General and administrative	35,639	5,515	3,295	44,449
Other expenses	11,417	(959)	—	10,458
Depreciation and amortization	595	3,482	—	4,077
Share-based compensation	15,809	—	23,715	39,524
Asset impairment	162	—	—	162
Goodwill impairment	—	100,305	—	100,305
Loss from operations	(27,126)	(105,085)	(27,010)	(159,221)

Transaction costs	—	—	(10,069)	(10,069)
Finance costs	(27,781)	(417)	—	(28,198)
Loss on financial obligation	(60,308)	—	—	(60,308)
Other	8	(18,467)	—	(18,459)
Loss before tax	(115,207)	(123,969)	(37,079)	(276,255)